UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Benchmark Plus Management, LLC
Address: 820 A Street, Suite 700

         Tacoma, WA  98402

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert S. Ferguson
Title:     Principal
Phone:     253-573-0657

Signature, Place, and Date of Signing:

     Robert S. Ferguson     Tacoma, WA     May 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $149,046 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STD COS INC DEL       COM              029712106      212     4000 SH       Sole                     4000        0        0
GABELLI GLOBAL MULTIMEDIA TR   COM              36239Q109      197    15200 SH       Sole                    15200        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108      236     5800 SH       Sole                     5800        0        0
KSW INC                        COM              48268R106      527    82400 SH       Sole                    82400        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103      380   188131 SH       Sole                   188131        0        0
NEUBERGER BERMAN RE ES SEC F   COM              64190A103    24063  1332410 SH       Sole                  1332410        0        0
NEUBERGER BERMAN REAL INCM F   COM              64126D106     4414   164100 SH       Sole                   164100        0        0
NEUBERGER BERMAN RLTY INC FD   COM              64126G109    25402  1061501 SH       Sole                  1061501        0        0
PERCEPTRON INC                 COM              71361F100      471    52300 SH       Sole                    52300        0        0
PINNACLE AIRL CORP             COM              723443107      173    10000 SH       Sole                    10000        0        0
PIONEER TAX ADVNTAGE BALANC    COM              72388R101    16985  1164960 SH       Sole                  1164960        0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103      276     8000 SH       Sole                     8000        0        0
TRI CONTL CORP                 COM              895436103    75710  3335225 SH       Sole                  3335225        0        0